Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions
Related Party Transactions

Note 12: Related Party Transactions

At December 31, 2019 and 2018, the Bank had loan commitments outstanding to executive officers, directors, significant stockholders and their affiliates (related parties). In management’s opinion, such loans and other extensions of credit and deposits were made in the ordinary course of business and were made on substantially the same terms (including interest rates and collateral) as those prevailing at the time for comparable transactions with other persons. Further, in management’s opinion, these loans did not involve more than normal risk of collectibility or present other unfavorable features. Such loans are summarized below.

	2019	2018
	(In thousands)

Aggregate balance – January 1	$14,106	$12,996
New loans	4,459	2,386
Repayments	(797)	(1,276)

Aggregate balance – December 31	$17,768	$14,106

Deposits from related parties held by the Bank at December 31, 2018 and 2018, totaled approximately $2.5 million and $2.3 million, respectively.